Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Operating Activities:
Net loss		$ (31,298,000)	$ (24,393,000)	$ (83,892,000)	$ (97,023,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in estimated fair value of warrant liabilities				7,302,000	795,000
Changes in operating assets and liabilities:
Net cash used in operating activities				(69,199,000)	(67,894,000)
Investing Activities:
Net cash provided by (used in) investing activities				4,636,000	58,925,000
Financing Activities:
Net cash provided by financing activities				16,101,000	91,703,000
Cash – Beginning of period			110,900,000	110,900,000	27,415,000
Cash – End of period	$ 110,900,000	62,438,000		62,438,000	110,900,000
Non-Cash investing and financing activities:
Deferred underwriting fee payable					1,860,000
Thimble Point Acquisition Corp.
Operating Activities:
Net loss	(2,177)	5,832,363	1,915,204	(1,516,666)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in estimated fair value of warrant liabilities		(7,533,067)		(3,126,934)
Interest earned on marketable securities held in Trust Account				(23,886)
Transaction costs incurred in connection with the issuance of warrants				619,676
Change in fair value of promissory note		(357,000)		(368,600)
Changes in operating assets and liabilities:
Prepaid expenses				(233,323)
Accounts payable and accrued expenses	1,650			2,867,419
Net cash used in operating activities	(527)			(1,782,314)
Investing Activities:
Investment of cash in Trust Account				(276,000,000)
Net cash provided by (used in) investing activities				(276,000,000)
Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				270,480,000
Proceeds from issuance of Private Placement Warrants				7,520,000
Repayment of promissory note – related party				(136,833)
Proceeds from promissory note – related party				1,000,000
Proceeds from promissory note – related party	45,527			91,306
Payment of offering costs	(45,000)			(401,506)
Net cash provided by financing activities	527			278,552,967
Net Change in Cash	0			770,653
Cash – Beginning of period	0		$ 0	0
Cash – End of period	0	$ 770,653		770,653	$ 0
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption	240,450			276,000,000
Deferred underwriting fee payable	$ 25,000			$ 9,660,000